Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Summary of trade payables [line items]
Trade payables		R$ 3,518,385	R$ 4,682,671
Trade and other current payables		3,518,385	4,682,671
Trade payables - reverse factoring		1,014,504	1,039,366
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables		2,558,813	2,907,042
Trade payables		23,432	82,843
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables		776,052	1,628,177
Trade payables		R$ 160,088	R$ 64,609
Trade payables reverse factoring [member]
Summary of trade payables [line items]
Trade Payables Average Payment Term		12 days
Trade Payables Comparable Suppliers [Member]
Summary of trade payables [line items]
Trade Payables Average Payment Term	[1]	8 days

[1]	Comparable suppliers are those that have not adhered to reverse financing agreements, considering specific characteristics of payment conditions.